Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Cash and cash equivalents
10	Cash and cash equivalents

	2021	2020
(in $ millions)	$	$
Short-term deposits	594	287
Cash at banks and on hand	4,397	1,886
Cash and cash equivalents in the statement of financial position	4,991	2,173
Restricted cash	(153)	(169)
Cash and cash equivalents in the statement of cash flows	4,838	2,004

i)	Classification as cash equivalents
Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.

ii)	Restricted cash
The amount of cash and cash equivalents balances held by subsidiaries that operate in countries where legal restrictions apply when the balances are not available for general use by the parent or other subsidiaries.